Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Summary of significant accounting policies

2. Summary of significant accounting policies

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements and have been applied consistently by all Group entities.

Cash and cash equivalents

Cash and cash equivalents consist of unrestricted cash on hand and balances with banks, as well as short-term interest-bearing deposits, such as money market accounts, that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity of three months or less from the date of acquisition.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Inventory

Inventory is valued at the lower of cost or net realizable value. Cost is determined using the first-in, first-out method. The Company’s policy is to write down inventory that has become obsolete and inventory that has a cost basis in excess of its expected net realizable value. Increases in the reserve are recorded as charges in cost of sales. For product candidates that have not been approved by the FDA, inventory used in clinical trials is written down at the time of production and recorded as research and development (“R&D”) costs. For products that have been approved by the FDA, inventory used in clinical trials is expensed at the time the inventory is packaged for the clinical trial. All direct manufacturing costs incurred after approval are capitalized into inventory. As of December 31, 2022 and 2021, all inventory related to work in process.

Restricted cash equivalents

Restricted cash equivalents are comprised of bank deposits, which are related to a guarantee for a long-term operating lease obligation, and for corporate credit card programs that cannot be used for current purposes.

Property and equipment

Items of property and equipment are recorded at cost, net of accumulated depreciation and impairment charges. Depreciation is calculated using the following methods, annual rates and period:

	Methods	Annual rates and period
Equipment	Declining balance and straight-line	20%
Computer equipment	Straight-line	25% to 33 1/3%

Depreciation expense, which is recorded in the consolidated statement of loss and comprehensive loss, is allocated to the appropriate functional expense categories to which the underlying items of property and equipment relate.

Right of use assets are measured at cost, which comprises the initial lease liability, lease payments made at or before the lease commencement date, initial direct costs and restoration obligations, less lease incentives. Right of use assets are subsequently measured at amortized cost. The assets are depreciated over the shorter of the assets’ useful life and the lease terms on a straight-line basis, less any accumulated impairment losses, and adjusted for any remeasurement of the lease liability. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option.

Identifiable intangible assets

Identifiable intangible assets with finite useful lives consist of in-process R&D acquired in business combinations, patents, trademarks, in-licensed technology and rights to serialization equipment located at the Company’s third-party macimorelin manufacturer. In-process R&D acquired in business combinations is recognized at fair value at the acquisition date. Patents and trademarks are comprised of costs, including professional fees incurred in connection with the filing of patents and the registration of trademarks for product marketing and manufacturing purposes, net of related government grants, impairment losses and accumulated amortization. Identifiable intangible assets with finite useful lives are amortized beginning at the time at which the assets are available for use, on a straight-line basis over the assets’ estimated useful lives, which range from seven to fifteen years for in-process R&D and patents and are ten years for trademarks. Amortization expense, which is recorded in the consolidated statement of loss and comprehensive loss, is allocated to the appropriate functional expense categories to which the underlying identifiable intangible assets relate.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Contingent payments

The Company accounts for contingent variable payments for separately acquired intangible assets, such as in-licensed technology, under the cost accumulation approach. Contingent consideration is not considered on initial recognition of the asset but instead is added to the cost of the asset initially recorded when incurred.

Goodwill

Goodwill is recognized as the fair value of the consideration transferred, including the recognized amount of any non-controlling interest in the acquiree, less the fair value of the net identifiable assets acquired, and liabilities assumed, as of the acquisition date. Subsequent to initial recognition, goodwill is measured at cost less accumulated impairment losses. Goodwill acquired in business combinations is allocated to groups of cash generating units (“CGU”) that are expected to benefit from the synergies of the combination.

Impairment of long-lived assets

Items of property and equipment and identifiable intangible assets with finite lives that are subject to depreciation or amortization, respectively, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. Intangible assets that are not subject to amortization are tested when there are indications that their carrying value may not be recoverable, or, at a minimum, annually. Management is required to assess at each reporting date whether there is any indication that an asset may be impaired. Where such an indication exists, the asset’s recoverable amount is compared to its carrying value, and an impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell and value in use. For purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows, or CGU. In determining value in use of a given asset or CGU, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

Items of property and equipment and identifiable intangible assets with finite lives that have suffered impairment are reviewed for possible reversal of the impairment if there has been a change, since the date of the most recent impairment test, in the estimates used to determine the impaired asset’s recoverable amount. However, an asset’s carrying amount, increased due to the reversal of a prior impairment loss, must not exceed the carrying amount that would have been determined, net of depreciation or amortization, had the original impairment not occurred.

Goodwill is not subject to amortization, but instead is tested for impairment annually or more often if there is an indication that the group of CGUs to which the goodwill has been allocated may be impaired. Impairment is determined for goodwill by assessing whether the carrying value of the group of CGUs, including the allocated goodwill, exceeds the group of CGU’s recoverable amount, which is the higher of fair value less costs of disposal and the group of CGU’s value in use. Fair value less costs of disposal is determined based on a market approach and also derived from market data, including, information from market participants regarding the price that the Company could receive in a sale of the group of CGUs. Value in use is determined based on cash flow projections from financial budgets approved by senior management covering a five-year period. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the group of CGUs. In the event that the carrying amount of the group of CGU’s, including the allocated goodwill exceeds its recoverable amount, an impairment loss is recognized in an amount equal to the excess. Impairment losses related to goodwill, which are recorded in the consolidated statement of loss and comprehensive loss, are not subsequently reversed.

Provisions

Provisions represent liabilities to the Company for which the amount or timing is uncertain. Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events when it is probable that an outflow of resources will be required to settle the obligation and where the amount can be reliably estimated. Provisions are not recognized for future operating losses.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Provisions are made for any contracts which are deemed onerous. A contract is onerous if the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it. Provisions for onerous contracts are measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Present value is determined based on expected future cash flows that are discounted at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The unwinding of the discount is recognized in finance costs.

Leases

At the inception of a contract, the Company assesses whether a contract is or contains a lease. A lease is a contract in which the right to control the use of an identified asset is granted for an agreed-upon period of time in exchange for consideration. The Company assesses whether a contract conveys the right to control the use of an identified asset when there is both the right to direct the use of the asset and obtain substantially all the economic benefits from that use. The Company recognizes a right of use asset and a lease liability at the lease commencement date.

The lease liability is initially measured at the present value of the non-cancellable lease payments over the lease term and discounted at the rate implicit in the lease. If that rate cannot be determined, the Company’s incremental borrowing rate, or the rate that Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions, is used. Lease payments include fixed payments and such variable payments that depend on an index or a rate less any lease incentives receivable.

The lease liability is subsequently measured at amortized cost using the effective interest method and is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right of use asset, with any difference recorded in the statement of loss and comprehensive loss.

The Company accounts for a lease modification as a separate lease if both of the following conditions exist: (a) the modification increases the scope of the lease by adding the right to use one or more underlying assets; and (b) the consideration for the lease increases by an amount equivalent to the standalone price for the increase in scope and any appropriate adjustments to that stand-alone price to reflect the circumstances of the particular contract. Where the Company accounts for a lease modification as a new lease, the separate lease is accounted for in the same way as a new lease, as described above.

Where the Company does not account for a lease modification as a separate lease, the lease liability is remeasured by: (a) decreasing the carrying amount of the right of use asset to reflect the partial or full termination of the lease for lease modifications that decrease the scope of the lease, with any gain or loss relating to the partial or full termination of the lease recorded in the consolidated statement of loss and comprehensive loss; or (b) making a corresponding adjustment to the right of use asset for all other lease modifications.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated statement of loss and comprehensive loss.

Post-employment benefits

The Company has partially funded and unfunded defined benefit multi-employer pension plans, namely the DUPK pension plan and the RUK 1990 and 2006 pension plans, (the “Pension Benefit Plans”) and unfunded post-employment benefit plans in Germany. Provisions for pension obligations are established for benefits payable in the form of retirement, disability and surviving dependent pensions. The Company also provides defined contribution plans to some of its employees.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

For defined benefit pension plans and other post-employment benefits, net periodic pension expense is actuarially determined on a quarterly basis using the projected unit credit method. The cost of pension and other benefits earned by employees is determined by applying certain assumptions, including discount rates, rate of pension benefit increases, the projected age of employees upon retirement and the expected rate of future compensation.

The employee future benefits liability is recognized at its present value, which is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating the terms of the related future benefit liability. Actuarial gains and losses that arise in calculating the present value of the defined benefit obligation are recognized in other comprehensive loss, net of tax, and simultaneously reclassified in the deficit in the consolidated statement of financial position in the year in which the actuarial gains and losses arise and without recycling to the consolidated statement of loss and comprehensive loss in subsequent periods.

For defined contribution plans, expenses are recorded in the consolidated statement of loss and comprehensive loss as incurred–namely, over the period that the related employee service is rendered.

Financial instruments

The Company classifies its financial instruments in the following categories: financial assets at fair value through profit or loss (“FVTPL”); financial liabilities at FVTPL; financial assets at amortized cost; financial liabilities at amortized cost and financial assets at fair value through other comprehensive income (“FVTOCI”).

Financial assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value, and transaction costs directly attributable to issuing the financial assets are expensed in the statement of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets held at FVTPL are included in the statement of loss and comprehensive loss in the period in which they arise. As of December 31, 2022 and 2021, the Company did not have any financial assets at FVTPL.

Financial liabilities at FVTPL

These financial liabilities are initially recognized at fair value, and transaction costs directly attributable to issuing the financial liabilities are expensed in the statement of loss and comprehensive loss. Financial liabilities that are required to be measured at FVTPL are re-measured at each reporting date, with changes in fair value reported in the statement of loss and comprehensive loss. As of December 31, 2022 and 2021, the Company did not have any financial liabilities at FVTPL.

Financial assets at amortized cost

A financial asset is measured at amortized cost if the objective of the business model is to hold the financial asset for the collection of contractual cash flows, and the asset’s contractual cash flows are comprised solely of payments of principal and interest. Financial assets at amortized cost are classified as current or non-current based on their maturity date and are initially recognized at fair value and subsequently carried at amortized cost, less any impairment.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Financial liabilities at amortized cost

Financial liabilities classified as amortized cost are initially recognized at fair value, less directly attributable transaction costs. After initial recognition, costs are subsequently measured at amortized cost using the effective interest rate method with interest expense recognized on an effective yield basis. The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period. Interest accretion is recorded in interest expense in the consolidated statement of loss and comprehensive loss.

Financial assets at FVTOCI

Investments in equity instruments at FVTOCI are initially recognized at fair value, plus incremental transaction costs. Subsequently, financial assets at FVTOCI are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive loss in the period in which those gains or losses arise. As of December 31, 2022 and 2021, the Company did not have any financial assets at FVTOCI.

Impairment of financial assets at amortized cost

The Company applies the simplified approach on trade receivables, which allows for the use of a lifetime expected credit loss (“ECL”) provision considering the probability of default over the expected life of the financial asset. The 12-month ECL only considers default events that are possible within the year following the reporting date. The Company uses a provision matrix to calculate ECLs for trade receivables. The provision matrix is initially based on the Company’s historical observed default rates and is subsequently evaluated and updated based on new and forward-looking information.

Share capital

Common shares are classified as equity. Incremental costs that are directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects.

Share-based compensation costs

The Company operates an equity-settled share-based compensation plan under which the Company receives services from directors, senior executives, employees and other collaborators as consideration for equity instruments of the Company. The Company accounts for all forms of share-based compensation using the fair value-based method. Fair value of stock options is determined at the date of grant using the Black-Scholes option pricing model, which includes estimates of the number of awards that are expected to vest over the vesting period. Where granted share options vest in installments over the vesting period (defined as graded vesting), the Company treats each installment as a separate share option grant. Share-based compensation expense is recognized over the vesting period, or as specified vesting conditions are satisfied, and credited to other capital. Any consideration received by the Company in connection with the exercise of stock options is credited to share capital. Any other capital component of the share-based compensation is transferred to share capital upon the issuance of shares.

The Company grants deferred share units (“DSUs”) to members of its Board of Directors who are not employees or officers of the Company. DSUs cannot be redeemed until the holder is no longer a director of the Company and are considered equity-settled instruments. Under the terms of the DSU agreement, the DSUs vest immediately upon grant. The value attributable to the DSUs is based on the market value of the share price at the time of grant and share based compensation expense is recognized in general and administrative expenses in the consolidated statement of loss and comprehensive loss. At the time of redemption, each DSU may be exchanged for one common share of the Company, net of applicable holding taxes. Any consideration received by the Company in connection with the exercise of DSUs is credited to share capital. Any other capital component of the share-based compensation is transferred to share capital upon the issuance of shares.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Revenue recognition

The Company generates revenue from license and collaboration agreements with customers (license fees, milestone revenue, royalties), the provision of development services, the sale of certain active pharmaceutical ingredients (“API”), semi-finished goods and finished goods, and from certain supply chain activities, which are comprised largely of oversight or supervisory support services related to stability studies or development activities carried out with respect to API batch production as specified in underlying contracts with customers.

The Company applies the provisions of IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), a single, comprehensive set of criteria for revenue recognition. IFRS 15 applies to all contracts with customers except for contracts that are within the scope of other standards. IFRS 15 prescribes a five-step framework through which revenue is recognized when control of promised goods or services is transferred to a customer at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Goods and services that are determined not to be distinct are combined with other promised goods or services until a distinct bundle is identified. The Company allocates the transaction price (the amount of consideration to which the Company expects to be entitled in exchange for the promised goods or services) to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied. The Company’s estimate of the transaction price for each contract includes all variable consideration to which the Company expects to be entitled, and that estimate is reassessed at the end of each reporting period. When two or more contracts are entered into with the same customer at or near the same time, the Company evaluates the contracts to determine whether the contracts should be accounted for as a single arrangement.

The transaction price is allocated among the performance obligations on a relative standalone selling price basis, and the applicable revenue recognition criteria are applied to each of the separate performance obligations. Standalone selling prices may be estimated via methods that include, but are not limited to, an adjusted market assessment approach, an expected cost-plus-margin approach or a residual approach. Determining the standalone selling price for performance obligations requires significant judgment.

The Company applies judgment in determining whether a combined performance obligation is satisfied at a point in time or over time, and, for performance obligations satisfied over time, in concluding upon the appropriate method of measuring progress to be applied for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, as estimates related to the measure of progress change, related revenue recognition is adjusted accordingly. Changes in the Company’s estimated measure of progress are accounted for on a cumulative catch-up basis as a change in accounting estimate and are recorded in the consolidated statement of loss and comprehensive loss in the period of adjustment.

License fees

If the license to the Company’s intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. In assessing whether a license is distinct from the other promises, the Company considers whether the collaboration partner can benefit from the license for its intended purpose without the receipt of the remaining promises, whether the value of the license is dependent on the unsatisfied promises, whether there are other vendors that could provide the remaining promises and whether it is separately identifiable from the remaining promises. For licenses that are combined with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation and whether the license is the predominant promise within the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Development services

Arrangements that include a promise for the Company to provide development services are assessed to determine whether the services are capable of being distinct, are not highly interdependent or do not significantly modify one another, and if so, the services are accounted for as a separate performance obligation as the services are provided to the customer. Otherwise, when development services are determined not to be capable of being distinct, such services are added to the performance obligation that includes the underlying license. For development services that are combined with other promises, the Company applies judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time. The Company utilizes judgment to determine the appropriate method of measuring progress for purposes of recognizing revenue, which is generally an input measure such as costs incurred.

Milestone payments

At the inception of any contracts with a customer that includes milestone payments, which are oftentimes payable upon the successful achievement of development or regulatory events, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If the Company concludes it is highly probable that a significant revenue reversal will not occur, the associated milestone payment is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue when (or as) the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Company reassesses the probability of achievement of milestones and any related constraints, and, if necessary, adjusts the estimate of the overall transaction price on a cumulative catch-up basis.

Royalty payments

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and when the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (a) when the related sales occur, or (b) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied.

Product sales

The Company recognizes revenue from the sale of certain API and semi-finished goods, including MacrilenTM, upon delivery of such items to its customer.

Supply chain revenue

Supply chain services are contracted with fixed fees and are provided over a period of time. The Company recognizes revenue on a straight-line basis over time as it best represents the pattern of performance of the services.

While providing services, the Company incurs certain direct costs for subcontractors and other expenses that are recoverable directly from its customers. The recoverable amounts of these direct costs are included in the Company’s operating expenses as the Company controls the services before they are transferred to the customer and acts as a principal in these arrangements.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

Contract costs

The Company recognizes as an asset the incremental costs of obtaining a contract with a customer if the costs are expected to be recovered, and any capitalized contract costs are amortized on a systematic basis that is consistent with the transfer to the customer of the goods or services to which the asset relates. As a practical expedient, the Company recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that it otherwise would have recognized is one year or less. To date, the Company has not incurred any incremental costs of obtaining a contract with a customer.

Contract modifications

Contract modifications are defined in IFRS 15 as changes in the scope or price (or both) of a contract that are approved by the parties to the contract, such as a contract amendment. Contract modifications exist when the parties to a contract approve a modification that either creates new or changes existing enforceable rights and obligations of the parties to the contract. Depending on facts and circumstances, the Company accounts for a contract modification in one of the following ways: (a) as a separate contract; (b) as a termination of the existing contract and a creation of a new contract; or (c) as a combination of the preceding treatments. A contract modification is accounted for as a separate contract if the scope of the contract increases because of the addition of promised goods or services that are distinct and the price of the contract increases by an amount of consideration that reflects the Company’s standalone selling prices of the additional promised goods or services. When a contract modification is not considered a separate contract and the remaining goods or services are distinct from the goods or services transferred on or before the date of the contract modification, the Company accounts for the contract modification as a termination of the existing contract and a creation of a new contract. When a contract modification is not considered a separate contract and the remaining goods or services are not distinct, the Company accounts for the contract modification as an add-on to the existing contract and as an adjustment to revenue on a cumulative catch-up basis.

Income tax

Income tax on profit or loss comprises current and deferred tax. Tax is recognized in profit or loss, except that a change attributable to an item of income or expense recognized as other comprehensive loss or directly in equity is also recognized directly in other comprehensive loss or directly in equity. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

The current income tax charge is calculated in accordance with tax rates and laws that have been enacted or substantively enacted by the reporting date in the countries where the Company’s subsidiaries operate and generate taxable income.

Deferred income tax is recognized on temporary differences (other than, where applicable, temporary differences associated with unremitted earnings from foreign subsidiaries and associates, to the extent that the investment is essentially permanent in duration, and temporary differences associated with the initial recognition of goodwill) arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements and on unused tax losses or R&D non-refundable tax credits in the Group. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the reporting date.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2022 and December 31, 2021 and for the years ended

December 31, 2022, 2021 and 2020

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Company provides reserves for potential payments of tax to various tax authorities related to uncertain tax positions and other issues. Reserves are based on a determination of whether and how much of a tax benefit taken by the Company in its tax filing is more likely than not to be realized following resolution of any potential contingencies present related to the tax benefit.

Government assistance

Amounts received or receivable resulting from government assistance programs, including grants and refundable investment tax credits for research and development, are accounted for in accordance with IAS 20, Accounting for Government Grants and Disclosure of Government Assistance, and are recognized where there is reasonable assurance that the amount of government assistance will be received, and all attached conditions will be complied with. When the amount relates to an expense item such as research and development costs, it is recognized as income on a systematic basis as a reduction to the costs that it is intended to compensate. When the grant relates to an asset, it reduces the carrying amount of the asset and is then recognized as income over the useful life of the depreciable asset by way of a reduced depreciation charge.

Research and development expenses

Research costs are expensed as incurred. Development costs are expensed as incurred, except for those that meet the criteria for deferral, in which case the costs are capitalized and amortized to operations over the estimated period of benefit. No development costs have been capitalized during any of the periods presented.

Net loss per share

Basic net loss per share is calculated using the weighted average number of common shares outstanding during the year.

Diluted net loss per share is calculated based on the weighted average number of common shares outstanding during the year, plus the effects of dilutive common share equivalents, such as stock options, warrants and similar instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. Diluted net loss per share is equal to the basic net loss per share as the Company is in a loss position and all securities, comprised of options and warrants, would be anti-dilutive.